Discontinued Operations and Disposition of Subsidiaries - Additional Information (Detail) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2018 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Disclosure of disposal of subsidiaries and discontinued operations [line items]
Current tax expense		$ 54.5		$ 192.9
Deferred taxes		0.5		(26.4)
Repayment of long term debt		0.3		2.5
Disposal of major subsidiary [member]
Disclosure of disposal of subsidiaries and discontinued operations [line items]
Gross proceeds				369.1
Current tax expense				124.1
Deferred taxes				29.5
Repayment of long term debt				$ 221.3
Construction services group [member] | Discontinued operations [member]
Disclosure of disposal of subsidiaries and discontinued operations [line items]
Goodwill impairment charge	$ 53.0
Gross proceeds		104.2	$ 79.5
Cash proceeds from the sale of subsidiary		$ 28.8	$ 22.0